NOTE 7: Fair value of the preferred stock (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Fair value of the preferred stock
Balance, December 31, 2012	$5,687,262
Derivative loss	3,923
Derivative liability for warrants removed during the period	(5,691,185)
Balance, December 31, 2013	$-